Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income (loss) before income taxes	$ (9,581)	¥ (62,068)	¥ (72,084)	¥ (68,959)
Computed "expected" tax expense	$ (34)	¥ (218)	¥ (218)	¥ (218)
Non-deductible expenses
Non-taxable income	$ 34	¥ 218	¥ 218	¥ 131
Tax holiday				87
Tax effect of deferred tax and tax rates differential	$ (1,081)	¥ (7,000)	¥ 740	10,007
Actual income tax benefit (expense)	$ (1,081)	¥ (7,000)	¥ 740	¥ 10,007